OPEN FORWARD CURRENCY CONTRACTS (USD $)	Dec. 31, 2012	Dec. 31, 2011
% of Partners' Capital (Net Asset Value)	55.95%	73.14%
Forward Currency [Member]
Fair Value	48,214	18,907
% of Partners' Capital (Net Asset Value)	0.10%	0.02%
Foreign [Member]
Fair Value	1,449,725	2,749,440
% of Partners' Capital (Net Asset Value)	2.90%	4.29%
Foreign [Member] | Forward Currency [Member]
Fair Value	92,192	5,846
% of Partners' Capital (Net Asset Value)	0.18%	0.00%
Foreign [Member] | Long Forward Currency Contracts [Member] | Forward Currency [Member]
Fair Value	128,635	(35,591)
% of Partners' Capital (Net Asset Value)	0.25%	(0.06%)
Foreign [Member] | Short Forward Currency Contracts [Member] | Forward Currency [Member]
Fair Value	(36,443)	41,437
% of Partners' Capital (Net Asset Value)	(0.07%)	0.06%
U.S [Member] | Forward Currency [Member]
Fair Value	(43,978)	13,061
% of Partners' Capital (Net Asset Value)	(0.09%)	0.02%
U.S [Member] | Long Forward Currency Contracts [Member] | Forward Currency [Member]
Fair Value	(43,894)	5,784
% of Partners' Capital (Net Asset Value)	(0.09%)	0.01%
U.S [Member] | Short Forward Currency Contracts [Member] | Forward Currency [Member]
Fair Value	(84)	7,277
% of Partners' Capital (Net Asset Value)	0.00%	0.01%